Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Schedule of movements in right-of-use assets

Right-of-use assets	Vessel equipment
As of January 1, 2019	1,585
Depreciation expense	(552)
As of December 31, 2019	1,033

Schedule of analysis of lease liabilities

Lease liabilities
As of January 1, 2019	1,393
Lease expense (Note 13)	56
Payments	(563)
As of December 31, 2019	886
Lease liabilities, current portion	472
Lease liabilities, non-current portion	414
Total	886